ASSETS AND LIABILITIES OF DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2022
Assets And Liabilities Of Disposal Group Classified As Held For Sale
SCHEDULE OF ASSETS AND LIABILITIES OF DISPOSAL GROUP

Assets and liabilities of the Disposal Group were classified as “Assets classified as held for sale” and “Liabilities directly associated with assets classified as held for sale” respectively in accordance with IFRS 5 as at December 31, 2022.

As of December 31, 2022
RMB’000

ASSETS CLASSIFIED AS HELD FOR SALE

Right-of-use assets, net	30,937
Inventories, net	28,749
Trade receivables, net	11,683
Other receivables and prepayments	3,000
Cash and bank balances	306
Total assets of the Disposal Group held for sale	74,675

As of December 31, 2022
RMB’000

LIABILITIES DIRECTLY ASSOCIATED WITH ASSETS CLASSIFIED AS HELD FOR SALE

Accrued liabilities and other payables	19,197
Amounts owed to related parties	35,057
Lease liabilities	33,325
Taxes payable	951
Total liabilities of the Disposal Group directly associated with assets classified as held for sale	88,530

SCHEDULE OF FINANCIAL PERFORMANCE AND CASH FLOW INFORMATION

The financial performance and cash flow information presented are for the years ended December 31, 2022, 2021 and 2022.

	Years ended December 31,
	2022	2021	2020
	RMB’000	RMB’000	RMB’000
Financial performance
Net sales	37,696	144,743	182,989

Cost of goods sold	41,245	83,436	209,705

Gross profit (loss)	(3,549)	61,307	(26,716)

Other income	14,244	9,388	14,531
Selling and distribution expenses	(5,913)	(6,298)	(9,356)
Administrative expenses	(51,297)	(131,867)	(168,622)
Finance costs	(1,479)	(2,115)	(2,673)
Other expenses	-	(90)	-

Loss before taxation	(47,994)	(69,675)	(192,836)

Income tax expense	-	-	-

Loss for the year from discontinued operations	(47,994)	(69,675)	(192,836)

Total comprehensive loss from discontinued operations	(47,994)	(69,675)	(192,836)

Cash flow information

Net cash generated from operating activities from discontinued operations	4,982	3,314	4,400

Net cash used in investing activities from discontinued operations	-	-	-

Net cash used in financing activities from discontinued operations	(14,303)	(14,303)	(14,136)

Net (decrease) increase in cash and cash equivalents from discontinued operations	(9,321)	(10,989)	(9,736)